TAXES BASED ON INCOME - Effective Tax Rate (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 30, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
TAXES BASED ON INCOME
Effective tax rate (as a percent)			15.40%	52.20%	32.80%
Estimated provisional amount from TCJA			$ 34.7	$ 172.0
Net deferred tax asset from cash contributions to ADPP			39.6
Tax charges for changes in indefinite reinvestment			3.6
Adjustments made to the one-time tax on previously unrepatriated foreign earnings			9.5
Tax benefit from previously recorded uncertain tax position			9.4
Tax Charge on GILTI			16.0
Tax charge on BEAT			9.0
Tax benefit on FDII			2.0
Tax expense related to Foreign withholding tax on our current year earnings			7.9
Tax benefits on changes in certain tax reserves, including interest and penalties, resulting from settlements of audits			8.8		$ 16.8
Tax benefit from decreases in certain tax reserves, including interest and penalties, as a result of closing tax years			8.0	4.4
Increase in Valuation allowance due to offsetting effects from changes in deferred taxes and uncertain tax positions			10.7
Net discrete tax benefit			31.0
Net tax charge as a result of the TCJA		$ 172.0		172.0
Tax benefit from release of valuation allowance on certain state deferred tax assets				5.1
Tax benefit from effective settlements and changes in our judgment about tax filing positions as a result of new information				4.2
Discrete tax benefit related to excess tax benefits associated with stock-based payments			7.7	16.0
Tax charge associated with the tax cost to repatriate current earnings of certain foreign subsidiaries					7.6
Tax charge related to the U.S. income and foreign withholding taxes resulting from changes in indefinite reinvestment assertions on certain foreign earnings and profits					46.3
Tax benefits on changes in certain tax reserves, including interest and penalties, resulting from expirations of statutes of limitations					5.4
Tax benefit from release of valuation allowance against certain deferred tax assets in a foreign jurisdiction associated with a structural simplification approved by tax authority					6.7
Tax benefit on release of valuation allowance on certain state deferred tax assets					3.6
Tax charge from deferred tax adjustments resulting from tax rate changes in certain foreign jurisdictions					$ 8.4
Corporate income tax rates that was enacted in the U.S. by the TCJA	21.00%
Estimated transition tax, provisional amount				147.0
Estimated remeasurement of net U.S. deferred tax assets at a lower enacted corporate income tax rate				49.2
Reserve related to potential uncertainties of our accumulated tax attributes that were used in our estimated transition tax calculation				9.3
Estimated reduction of previously recognized U.S. deferred tax assets that no longer anticipated to benefit due to changes in future deductibility of executive compensation				5.3
Net benefit primarily from reversal of the deferred tax liability that are previously recorded for future tax costs with repatriations of certain foreign earnings that are not indefinitely reinvested				$ 38.8
Deferred income taxes of accumulated undistributed earnings of foreign subsidiaries that are intended to be indefinitely reinvested in foreign operations			$ 3,600.0